Variable Interest Entities (Summary of VIE Consolidated By FHN) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and due from banks	$ 639,073		$ 373,274
Loans, net of unearned income	27,658,929	[1]	19,589,520	[1]	$ 17,686,502
Less: Allowance for loan losses	189,555		202,068		$ 210,242	$ 232,448
Total net loans	27,469,374		19,387,452
Other assets	1,723,189		1,406,711
Total assets	41,423,388		28,555,231
Liabilities:
Term borrowings (Note 10)	1,218,097		1,040,656
Other liabilities	549,234		467,944
Total liabilities	36,842,900		25,850,147
On Balance Sheet Consumer Loan Securitizations
Assets:
Cash and due from banks	0		0
Loans, net of unearned income	24,175		35,873
Less: Allowance for loan losses	0		587
Total net loans	24,175		35,286
Other assets	47		283
Total assets	24,222		35,569
Liabilities:
Term borrowings (Note 10)	11,226		23,126
Other liabilities	2		3
Total liabilities	11,228		23,129
Rabbi Trusts Used For Deferred Compensation Plans
Assets:
Other assets	80,479		74,160
Total assets	80,479		74,160
Liabilities:
Other liabilities	61,733		54,746
Total liabilities	$ 61,733		$ 54,746

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.